Filed Pursuant to Rule 497(c)
1933 Act File No. 333-56018
1940 Act File No. 811-10303

BUFFALO FUNDS

July 12, 2019

EXPLANATORY NOTE

On behalf of Buffalo Funds and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of prospectus for the Buffalo Emerging Opportunities Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund, Buffalo International Fund, Buffalo Flexible Income Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund, Buffalo Growth Fund and Buffalo Dividend Focus Fund (the “Funds”) filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on July 5, 2019 (Accession Number 0000894189-19-004061). The purpose of this filing is to submit the 497(c) filing in XBRL for the Funds.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE